Staff costs - Schedule of detail of staff costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of employee benefits expense [abstract]
Wages and salaries	€ 10,923	€ 10,351	€ 9,563
Social Security costs	1,714	1,637	1,441
Additions to provisions for defined benefit pension plans (note 25)	46	42	65
Contributions to defined contribution pension funds	357	310	296
Other Staff costs	1,288	1,386	1,182
Total staff costs	€ 14,328	€ 13,726	€ 12,547